Goodwill - Narrative (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2023 GBP (£) cgu	Jun. 09, 2023 GBP (£)	May 10, 2023 GBP (£)	Oct. 06, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Feb. 08, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Apr. 01, 2021 GBP (£)	Aug. 17, 2020 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of CGUs | cgu	1
Goodwill	£ 240,818				£ 145,916
Terminal growth rate	1.50%				1.50%		1.50%
Discount rate	14.90%				13.50%		9.30%
Lexicon
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Goodwill	£ 44,100			£ 44,050
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Goodwill			£ 12,766
Provisional goodwill	£ 12,800
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Goodwill		£ 45,635
Provisional goodwill	£ 45,600
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Goodwill					£ 12,800	£ 12,780
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Goodwill							£ 32,800		£ 32,779
FIVE
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Goodwill							£ 15,600
Provisional goodwill							£ 15,900
Levvel LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Goodwill					£ 27,153		£ 27,200	£ 25,057
Provisional goodwill							£ 25,100